Asset Impairment (Schedule Of Asset Impairment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Asset Impairment [Abstract]
Flight equipment (Note 5)	$ 25,616	$ 12,625	$ 23,323
Discontinued operations			(8,902)
Notes receivable (Note 6)	539
Intangible lease premium (Note 9)			1,173
Asset impairment	$ 26,155	$ 12,625	$ 15,594	$ 11,000